Securities - Summary of Amortized Cost Securities (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Oct. 31, 2024
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[1]	$ 98,479	$ 115,188
Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		1,411	2,465
Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		6,520	4,488
US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		43,329	55,421
US States, municipalities, and agencies [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		169	182
Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		399	681
NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[2]	38,858	42,773
Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		7,793	9,178
Fair Value [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		91,220	106,461
Fair Value [member] | Canadian federal government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		1,403	2,403
Fair Value [member] | Canadian Provincial And Municipal Governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		6,544	4,216
Fair Value [member] | US federal Government [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		40,005	51,319
Fair Value [member] | US States, municipalities, and agencies [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		169	180
Fair Value [member] | Other governments [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		400	675
Fair Value [member] | NHA MBS, U.S. agency MBS and CMO [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	[2]	35,164	38,619
Fair Value [member] | Corporate Debt [member]
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost		$ 7,535	$ 9,049

[1]	Amounts are net of ACL of $2 million ($3 million as at October 31, 2024).
[2]	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act.